Accrued expenses (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued interest	$ 5,411	$ 1,318
Accrued operating expenses	764	724
Dividend payable	439	0
Other accrued expenses	615	489
Accounts payable and accrued liabilities, total	$ 7,229	$ 2,531
Dividends payable (in dollar per share)	$ 0.01